515 Congress Avenue

Suite 1400

Austin, TX 78701-3902

+1 512 394 3000 Main

+1 512 394 3001 Fax

www.dechert.com

MARGARET E. WILSON

margaret.wilson@dechert.com

+1 512 394 3015 Direct

Admitted in New York and Pennsylvania only;

not admitted in Texas

August 19, 2020

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:    RBC Funds Trust

          File Nos. 333-111986; 811-21475

          XBRL Filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing an XBRL interactive data file.

This filing is being made for the sole purpose of filing an interactive data file relating to revised Item 4 disclosure filed with the Securities and Exchange Commission on August 14, 2020 (Accession No. 0001193125-20-220072) for the Trust in connection with the RBC Impact Investment Funds Prospectus dated January 28, 2020, as supplemented.

No fee is required in connection with this filing. Should you have any questions regarding the foregoing matters, please do not hesitate to contact me at (512) 394-3015.

Very truly yours,

/s/ Margaret Wilson

Margaret Wilson